Expense Example - State Street SPDR Portfolio SP 500 ETF - State Street SPDR Portfolio SP 500 ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 2
Expense Example, with Redemption, 3 Years	6
Expense Example, with Redemption, 5 Years	11
Expense Example, with Redemption, 10 Years	$ 26